Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories Related to Real Estate Business
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$25,825	$20,734	$677
Construction in progress	8,106,166	8,252,348	269,597
Land held for construction	1,687,525	1,787,526	58,397
	$9,819,516	$10,060,608	$328,671